Analysis of Net Debt - Component of Net Debt (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents (note 23)	€ 2,115	€ 2,449
Interest-bearing loans and borrowings (note 24)	(7,981)	(7,790)
Group net debt	(5,796)	(5,297)	€ (6,618)	€ (2,492)
Book Value [Member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents (note 23)	2,135	2,449
Interest-bearing loans and borrowings (note 24)	(7,981)	(7,790)
Derivative financial instruments (net) (note 25)	50	44
Group net debt	(5,796)	(5,297)
Fair Value [Member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents (note 23)	2,135	2,449
Interest-bearing loans and borrowings (note 24)	(8,421)	(8,236)
Derivative financial instruments (net) (note 25)	50	44
Group net debt	€ (6,236)	€ (5,743)